EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Basic earnings per share [abstract]
Net income	$ 717	$ 694	$ 1,423	$ 1,524
Net income attributable to non-controlling interests	(229)	(283)	(497)	(575)
Net income attributable to equity holders of Barrick Gold Corporation - Basic	$ 488	$ 411	$ 926	$ 949
Weighted average shares outstanding - Basic (in shares)	1,777	1,779	1,778	1,779
Basic earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.27	$ 0.23	$ 0.52	$ 0.53
Diluted earnings per share [abstract]
Net income	$ 717	$ 694	$ 1,423	$ 1,524
Net income attributable to non-controlling interests	(229)	(283)	(497)	(575)
Net income attributable to equity holders of Barrick Gold Corporation - Diluted	$ 488	$ 411	$ 926	$ 949
Weighted average shares outstanding - Diluted (in shares)	1,777	1,779	1,778	1,779
Diluted earnings per share data attributable to the equity holders of Barrick Gold Corporation (in USD per share)	$ 0.27	$ 0.23	$ 0.52	$ 0.53